Proposed Public Offering (Details)	2 Months Ended
Dec. 31, 2020 $ / shares shares
Class A Common Stock
Proposed Public Offering
Unit price (in dollars per share) | $ / shares	$ 18.00
Initial Public Offering
Proposed Public Offering
Number of units to be issued without over allotment option	60,000,000
Number of units to be issued with over allotment option	69,000,000
Unit price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering | Public Warrants
Proposed Public Offering
Number of securities called by each unit (in shares)	0.20
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Initial Public Offering | Class A Common Stock
Proposed Public Offering
Number of ordinary shares called by each warrant (in shares)	1
Number of securities called by each unit (in shares)	1